Commitments and Contingencies and Significant Contracts (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Employment Agreement [Table Text Block]
The provisions of the individual agreements are set forth in the following table:

Name	Position	Date	Term	Salary	Options	Price	Vesting	Stock
Thomas Granville (1)	CEO	6/29/13	3-year	$380,000
Charles R. Trego (2)	CFO (resigned August 2, 2013)	4/01/13	3-year	$225,000
Stephen Graham (3)	CFO	10/21/2013	3-year	$250,000	18,000	$7.50	Monthly	0
Philip S. Baker (4)	COO	4/01/13	3-year	$199,800
Vani K. Dantam (5)	Sr. VP	1/23/12	3-year	$225,000

1.
Thomas Granville. On April 1, 2013, the Company renewed the Executive Employment Agreement with Thomas Granville as Chief Executive Officer. Pursuant to this agreement, Mr. Granville receives an annual salary of $380,000, an annual stipend of $38,000 and an annual car allowance of $9,000 for the period commencing April 1, 2013, and terminating March 31, 2016. Mr. Granville’s base salary is subject to annual review, and he is eligible for an annual bonus as determined by the compensation committee. Any such salary adjustment or bonus amount is on the basis of Mr. Granville’s and the Company’s performance. In addition, on June 29, 2010, Mr. Granville was granted a signing bonus of $270,000 and was paid on July 9, 2010. The Company also granted Mr. Granville an option to purchase 7,200 shares of our common stock at a price of $75.00 per share at a vesting rate of 200 shares per month through the term of the agreement. Mr. Granville is eligible to participate in any executive compensation plans adopted by the shareholders of the Company and the Company's standard employee benefit programs.

2.
Charles R. Trego. On April 1, 2013, the Company entered into an Executive Employment Agreement with Charles R. Trego as Chief Financial Officer. Under the terms of his employment agreement, which had a term of three years, Mr. Trego was to receive an annual salary of $225,000, which was subject to review annually, an annual stipend of $22,500, an annual car allowance of $9,000, and bonus as determined by the compensation committee. On April 1, 2010, Mr. Trego received a 5-year option to purchase 5,300 shares of our common stock at a price of $75.00 per share. 540 options vested April 1, 2010 and, beginning in June 2010, 140 options vested monthly over a 34 month period. Mr. Trego resigned from the Company effective August 2, 2013.

3.
Stephen Graham. On October 9, 2013 the Company entered into an Executive Employment Agreement with Stephen Graham as the new Chief Financial Officer effective October 21, 2013. Mr. Graham receives an annual salary of $250,000, which is subject to annual review, and an annual car allowance of $9,000, an annual stipend of $25,000 and bonuses as determined by the compensation committee. Mr. Graham was granted a 5-year option to purchase 18,000 shares of common stock at a price of $7.50 per share, 3,600 options vested immediately and thereafter 400 options shall vest on the last day of each consecutive calendar month, commencing on October 31, 2013 and ending on September 30, 2016.

4.
Philip S. Baker. On April 1, 2013, the Company renewed the Executive Employment Agreement with Philip S. Baker as Chief Operating Officer. Under the terms of his employment agreement, which has a term of three years, Mr. Baker receives an annual salary of $199,800, which is subject to review annually, an annual stipend of $19,980, an annual bonus as determined by the compensation committee , and an annual car allowance of $6,000. On April 1, 2010, Mr. Baker was granted a 5-year option to purchase 4,600 shares of our common stock at a price of $75.00 per share. 520 options vested on April 1, 2010 and, beginning in June, 2010, 120 options vested monthly through the remaining 34 months of this contract.

5.
Vani K. Dantam. On April 1, 2013, The Company entered into a new Executive Employment Agreement with Vani Dantam as Senior Vice President Business Development, Sales & Marketing. Under the terms of this agreement, which has a term of three years, Mr. Dantam receives an annual salary of $225,000 , which is subject to review on an annual basis, an annual stipend of $22,500, is eligible for an annual bonus as determined by the compensation committee and an annual car allowance of $6,000. On January 1, 2012, Mr. Dantam received a $20,000 sign-on bonus, and a 5- year option to purchase to purchase 3,000 shares of our common stock at a price of $75.00 per share, 301 options vested on January 1, 2012, and, beginning March 2012, 80 options vest monthly.